Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,003,337	¥ 1,038,759
Total gains (losses), Included in profit or loss	1,590	33,685
Total gains (losses), Included in other comprehensive income	589	(20,407)
Purchases	119,736	95,620
Sales	(110,698)	(68,127)
Settlement	(52,151)	(41,210)
Transfers into Level 3	10	116
Transfers out of Level 3	(150)	(2,129)
Ending balance	962,263	1,036,307
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	597	27,887
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	9,708	6,125
Total gains (losses), Included in profit or loss	(3,545)	4,874
Total gains (losses), Included in other comprehensive income	(89)	232
Purchases	439	543
Sales	(337)	(1,325)
Settlement	(1,478)	(2,502)
Ending balance	4,698	7,947
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,099)	4,382
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	212
Total gains (losses), Included in profit or loss	(7)	180
Purchases	49	72
Sales		(5)
Ending balance	254	247
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(7)	180
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	265
Total gains (losses), Included in profit or loss	(14)	1
Purchases	28
Ending balance	279	1
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(14)	1
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,236	1,880
Total gains (losses), Included in profit or loss	(374)	1,839
Purchases	362	471
Sales	(337)	(1,320)
Ending balance	3,887	2,870
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,136	1,344
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,995	4,245
Total gains (losses), Included in profit or loss	(3,150)	2,854
Total gains (losses), Included in other comprehensive income	(89)	232
Settlement	(1,478)	(2,502)
Ending balance	278	4,829
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,214)	2,857
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	580,847	553,338
Total gains (losses), Included in profit or loss	1,824	27,628
Total gains (losses), Included in other comprehensive income	(3)	37
Purchases	114,423	91,877
Sales	(108,901)	(60,874)
Settlement	(50,122)	(38,065)
Transfers into Level 3	10	74
Transfers out of Level 3	(124)	(489)
Ending balance	537,954	573,526
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,798	22,351
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	562,136	536,357
Total gains (losses), Included in profit or loss	2,581	27,358
Total gains (losses), Included in other comprehensive income	(3)	37
Purchases	110,744	89,273
Sales	(108,632)	(60,697)
Settlement	(49,608)	(37,955)
Ending balance	517,218	554,373
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,661	22,141
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	18,711	16,981
Total gains (losses), Included in profit or loss	(757)	270
Purchases	3,679	2,604
Sales	(269)	(177)
Settlement	(514)	(110)
Transfers into Level 3	10	74
Transfers out of Level 3	(124)	(489)
Ending balance	20,736	19,153
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(863)	210
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	412,347	480,129
Total gains (losses), Included in other comprehensive income	681	(20,676)
Purchases	4,874	3,200
Sales	(1,460)	(5,928)
Settlement	(551)	(643)
Transfers out of Level 3	(26)	(1,640)
Ending balance	415,865	454,442
Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		154
Transfers out of Level 3		(154)
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	412,347	479,975
Total gains (losses), Included in other comprehensive income	681	(20,676)
Purchases	4,874	3,200
Sales	(1,460)	(5,928)
Settlement	(551)	(643)
Transfers out of Level 3	(26)	(1,486)
Ending balance	415,865	454,442
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	435	(833)
Total gains (losses), Included in profit or loss	3,311	1,183
Transfers into Level 3		42
Ending balance	3,746	392
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 898	¥ 1,154